Selling and marketing expenses	6 Months Ended
Dec. 31, 2025
Selling and Marketing Expenses [Abstract]
Selling and Marketing Expenses

15. Selling and marketing expenses

	Six Months Ended December 31, (Unaudited)
	2025	2024
	AUD$	AUD$
Professional fees	$13,860	$87,750
Bad debts	$-	$4,513
Advertising and marketing expenses	158,892	192,271
Total selling and marketing expenses	$172,752	$284,534